SUPPLEMENT DATED MAY 16, 2022

TO THE PROSPECTUS DATED MAY 1, 2022

FOR SMART FOUNDATION VARIABLE ANNUITIES

ISSUED BY

THE PENN MUTUAL LIFE INSURANCE COMPANY

AND FUNDED THROUGH

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

PO BOX 178, PHILADELPHIA, PA 19105

800-523-0650

IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Guaranteed Growth and Income Benefit Rider Changes

For contracts issued on or after June 1, 2022, any Guaranteed Growth and Income Benefit available for purchase with the contract will be the Guaranteed Growth and Income Benefit VII, which is a new version of the benefit offered. For those contracts issued from May 1, 2022 to May 31, 2022, the more favorable withdrawal rates provided under the Guaranteed Growth and Income Benefit VII, as described below, will be retroactively applied, and the contract owner will be re-issued a revised contract after June 1, 2022 to reflect the Guaranteed Growth and Income Benefit VII.

The Guaranteed Growth and Income Benefit VII, available for contracts issued on or after June 1, 2022, differs from the Guaranteed Growth and Income Benefit VI described under “What are the Supplemental Riders and Benefits That Are Available? – Guaranteed Growth and Income Benefit” on page 72 of the prospectus dated May 1, 2022, only in that:

•	New Age-Banded Lifetime Withdrawal Rates defined on page 83 are 0.50% higher than existing rates at each age as shown in the table below:

Guaranteed Growth and Income Benefit VII — Age-Banded Lifetime Withdrawal Rates:

Actual Age at the Start of Withdrawal Phase
At Least	But Less Than	Lifetime Withdrawal Rate for Single Life Guarantee	Lifetime Withdrawal Rate for Joint Life Guarantee
55	60	3.85%	3.35%
60	65	4.25%	3.75%
65	70	5.30%	4.80%
70	75	5.40%	4.90%
75 and over		5.50%	5.00%

There has been no change to the current Rider Charge, and all other terms and conditions applicable to the Guaranteed Growth and Income Benefit as described under “What are the Supplemental Riders and Benefits That Are Available? – Guaranteed Growth and Income Benefit” in the Prospectus remain the same for the Guaranteed Growth and Income Benefit VII.

Inflation Protector Withdrawal Benefit Rider Changes

For contracts issued on or after June 1, 2022, any Inflation Protector Withdrawal Benefit available for purchase with the contract will be the Inflation Protector Withdrawal Benefit V, which is a new version of the benefit offered. For those contracts issued with the Inflation Protector Withdrawal Benefit from May 1, 2022 to May 31, 2022, the more favorable withdrawal rates provided under the Inflation Protector Withdrawal Benefit V will be retroactively applied, and the contract owner will be re-issued a revised contract after June 1, 2022 to reflect the Inflation Protector Withdrawal Benefit V.

The Inflation Protector Withdrawal Benefit V, available for contracts issued on or after June 1, 2022, differs from the Inflation Protector Withdrawal Benefit IV described under “What are the Supplemental Riders and Benefits That Are Available? – Inflation Protector Withdrawal Benefit” on page 96 of the prospectus dated May 1, 2022, only in that:

•	New Age-Banded Lifetime Withdrawal Rates defined on page 109 are 0.50% higher than existing rates at each age as shown in the table below:

Inflation Protector Withdrawal Benefit V — Age-Banded Lifetime Withdrawal Rates:

Actual Age at the Start of Withdrawal Phase
At Least	But Less Than	Age-Based Lifetime Withdrawal Rate for Single Life Guarantee	Age-Based Lifetime Withdrawal Rate for Joint Life Guarantee
55	60	2.75%	2.25%
60	65	3.40%	2.90%
65	70	4.15%	3.65%
70	75	4.25%	3.75%
75 and over		4.50%	4.00%

There has been no change to the current Rider Charge, and all other terms and conditions applicable to the Inflation Protector Withdrawal Benefit as described under “What are the Supplemental Riders and Benefits That Are Available? – Inflation Protector Withdrawal Benefit” in the Prospectus remain the same for the Inflation Protector Withdrawal Benefit V.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. If you would like another copy of the prospectus, call us at 800-523-0650.

THIS SUPPLEMENT SHOULD BE READ IN ITS ENTIRETY AND RETAINED FOR FUTURE REFERENCE.

PM8923